Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 29, 2011
Nature of Operations and Summary of Significant Accounting Policies
Fair Value Assumptions Using the Black-Scholes Option-Pricing Model

	2011	2010	2009
Expected volatility	55.6%	53.7%	37.8%
Risk-free interest rate	1.6%	2.5%	2.9%
Expected lives	5 years	5 years	5 years
Dividend yield	3.1%	3.1%	2.8%